Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Cash And Deposits With Financial Institutions [member]
Cash And Cash Equivalents And Short-term Deposits [line items]
Net of allowances	$ 6	$ 7